SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs paid	$ 397,461
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Assets Held-in-trust, Noncurrent	345,011,697	$ 0
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Cash insured with federal depository insurance corporation	$ 250,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares outstanding (in shares)	34,500,000	0
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Stock issuance costs	$ 18,735,887
Offering costs paid	755,071
Offering costs	19,490,958
Transaction costs allocated to the Warrants	$ 755,071